Demonstration Plant	3 Months Ended
Mar. 31, 2026
Demonstration Plant
Demonstration Plant
6.
Demonstration Plant

The Company operates an industrial scale direct lithium extraction ("DLE") demonstration plant (the "Demonstration Plant") in El Dorado, Arkansas. The Demonstration Plant operation costs are comprised of the following (in thousands):

	Three months ended March 31,
	2026	2025
Personnel	$984	$645
Reagents	19	22
Repairs and maintenance	53	31
Supplies	176	98
Test work	—	3
Office trailer	15	7
Other	59	49
Total costs	$1,306	$855